Commitments and Contingencies (Details) - Schedule of minimum lease payment under these operating leases	Dec. 31, 2020 USD ($)
Schedule of minimum lease payment under these operating leases [Abstract]
2021	$ 204,442
2022	59,446
2023	21,567
Total	$ 285,455